Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of credit risk exposure
Cash and cash equivalents.	€ 15,107	€ 30,136	€ 113,507	€ 76,760
Trade and other receivables, Current | Loss allowance
Disclosure of credit risk exposure
Increase (decrease) in financial assets	0	0
Rating Class 1
Disclosure of credit risk exposure
Cash and cash equivalents.	9,696	26,204
Rating Class 2
Disclosure of credit risk exposure
Cash and cash equivalents.	2,528	2,241
Rating Class 3
Disclosure of credit risk exposure
Cash and cash equivalents.	€ 2,883	€ 1,691